As filed with the Securities and Exchange Commission on March 14, 2012   Registration Nos. 2-80348 and 811-03599

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549
FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933		/ X /
Pre-Effective Amendment No. ______	/ /
Post-Effective Amendment No. 109	/ X /
and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940		/ X /
Amendment No. 111	/ X /

(Check appropriate box or boxes)

               THE ROYCE FUND
(Exact name of Registrant as specified in charter)

745 Fifth Avenue, New York, New York  10151
(Address of principal executive offices)    (Zip Code)

(212) 508-4500
(Registrant's Telephone Number, including Area Code)

Charles M. Royce, President
The Royce Fund
745 Fifth Avenue, New York, New York  10151
(Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box)
/ X /  immediately upon filing pursuant to paragraph (b)
/   / on (Date) pursuant to paragraph (b)
/   / 60 days after filing pursuant to paragraph (a)(1)
/   / on (Date) pursuant to paragraph (a)(1)
/   / 75 days after filing pursuant to paragraph (a)(2)
/   / on (Date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:
/   / this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Total number of pages: ____
Index to Exhibits is located on page: ____

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment to the Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and State of New York on the 8th day of March, 2012.

The Registrant represents that this Post-Effective Amendment is filed solely for one or more of the purposes set forth in paragraph (b)(1) of Rule 485 under the Securities Act of 1933 and that no material event requiring disclosure in the prospectus, other than as listed in paragraph (b)(1) of such Rule or one for which the commission approved a filing under paragraph (b)(1)(vii) of the Rule, has occurred since the latest of the following three dates: (i) the effective date of the Registrant’s Registration Statement; (ii) the effective date of the Registrant’s most recent Post-Effective Amendment to its Registration Statement which included a prospectus; or (iii) the filing date of a post-effective amendment filed under paragraph (a) of Rule 485 which has not become effective.

THE ROYCE FUND

By:	/s/ Charles M. Royce
Charles M. Royce, President

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

SIGNATURE	TITLE	DATE

/s/ Charles M. Royce	President and Trustee	3/8/2012
Charles M. Royce

/s/ John D. Diederich	Vice President and Treasurer	3/8/2012
John D. Diederich

/s/ Mark R. Fetting	Trustee	3/8/2012
Mark R. Fetting

/s/ Patricia W. Chadwick	Trustee	3/8/2012
Patricia W. Chadwick

/s/ Richard M. Galkin	Trustee	3/8/2012
Richard M. Galkin

/s/ Stephen L. Isaacs	Trustee	3/8/2012
Stephen L. Isaacs

/s/ Arthur S. Mehlman	Trustee	3/8/2012
Arthur S. Mehlman

/s/ David L. Meister	Trustee	3/8/2012
David L. Meister

/s/ G. Peter O'Brien	Trustee	3/8/2012
G. Peter O'Brien

NOTICE

A copy of the Trust Instrument of The Royce Fund is on file with the Secretary of State of Delaware, and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and that the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually but are binding only upon the assets and property of the Registrant.

EXHIBIT INDEX

Index No.	Description of Exhibit

EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase